Risk and Capital Management - Summary of Risks of Insurance and Private Pension (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Group Accident Insurance [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 884	R$ 849	R$ 867
Retained premium	R$ 883	R$ 847	R$ 867
Retention	99.90%	99.80%	100.00%
Individual Accident [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 176	R$ 192	R$ 222
Retained premium	R$ 175	R$ 187	R$ 222
Retention	99.40%	97.40%	100.00%
Home insurance in market policies credit life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 1,008	R$ 624	R$ 948
Retained premium	R$ 1,008	R$ 624	R$ 946
Retention	100.00%	100.00%	99.80%
Group Life
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 1,168	R$ 956	R$ 948
Retained premium	R$ 1,165	R$ 955	R$ 947
Retention	99.70%	99.90%	99.90%